Warrants (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 28, 2020 USD ($) $ / shares	May 31, 2019 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2020 $ / shares shares
Warrants [Line Items]
Number of warrants expired			10	472,388	0
Weighted average exercise price, expired | $ / shares			$ 3.41	$ 5.25
Weighted average exercise price, exercised | $ / shares			$ 4.09	$ 3.65	$ 3.5
Number of warrants exercised			1,925,656	1,672,028	17,857
Total number of warrants exercised				472,386
Total weighted average exercise price of warrants exercised | $ / shares				$ 5.25
Number of warrants unexercised			10	2
Weighted average exercise price of warrants unexercised | $ / shares				$ 7.7
Number of warrants issued under private placement		936,768
Number of units sold under private placement		1,873,536
Proceeds from private placement and equity offering | $	$ 37.7	$ 4.0
Price per unit | $ / shares	$ 20	$ 2.135
Warrants under offering, description		Each full warrant is exercisable into one share for a period of four years at an exercise price of $2.6677 per share, and the warrants contain terms whereby if the share price is above CDN $8.40 per share for ten (10) consecutive trading days then the Company may issue an acceleration notice to accelerate the expiry of the warrants by thirty (30) days from the date of the acceleration notice.
Number of warrants issued			0	0	936,768
Weighted average exercise price, issued | $ / shares					$ 3.78
Exercise price one [Member]
Warrants [Line Items]
Number of common shares issued due to warrant exercise			628,571	44,498
Weighted average exercise price, exercised | $ / shares			$ 4.55	$ 7.7
Number of warrants exercised			628,571	44,498
Exercise price two [Member]
Warrants [Line Items]
Number of common shares issued due to warrant exercise			544,642	757,500
Weighted average exercise price, exercised | $ / shares			$ 3.5	$ 3.5
Number of warrants exercised			544,642	757,500
Exercise price three [Member]
Warrants [Line Items]
Number of common shares issued due to warrant exercise			685,714	870,030
Weighted average exercise price, exercised | $ / shares			$ 4.2	$ 2.6677
Number of warrants exercised			685,714	870,030
Exercise price four [Member]
Warrants [Line Items]
Number of common shares issued due to warrant exercise			66,729
Weighted average exercise price, exercised | $ / shares			$ 2.6677
Number of warrants exercised			66,729